Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets
	December 31,	December 31,
	2012	2011
Cost	(in thousands)
Customer relationships acquired	$33,951	$22,193
Technology asset acquired	11,169	11,169
Order backlog	2,571	3,260
Tradenames acquired	1,357	1,357
Volunteer list acquired	1,325	1,325
Non-compete arrangements	489	-
Foreign exchange movement	(1,001)	(1,728)
Total cost	49,861	37,576
Accumulated amortization	(15,363)	(9,467)
Foreign exchange movement	(51)	151

Net book value	$34,447	$28,260

Future Intangible Asset Amortization Expense
Future intangible asset amortization expense for the years ended December 31, 2013 to December 31, 2017 is as follows:

Year ended December 31 (in thousands)
2013	$6,078
2014	5,800
2015	5,642
2016	5,048
2017	4,182

$26,750